Transactions with Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	May 29, 2026	Dec. 31, 2025
Transactions with Related Party [Abstract]
Fees from related parties	$ 1,049	$ 1,345
Due from related parties	6,634			$ 9,100
Related Party [Member]
Transactions with Related Party [Abstract]
Fees from related parties	1,049	$ 1,345
Due from related parties	$ 6,634			$ 9,100
Related Party [Member] | United [Member] | Squireship [Member]
Transactions with Related Party [Abstract]
Sales price			$ 29,500
Related Party [Member] | United [Member] | Dukeship [Member]
Transactions with Related Party [Abstract]
Term of bareboat charter agreement	18 months
Seanergy Shipmanagement Corp. [Member] | Related Party [Member] | United [Member] | Squireship [Member]
Transactions with Related Party [Abstract]
Fixed management fee per month	$ 14
Seanergy Shipmanagement Corp. [Member] | Related Party [Member] | United [Member] | Dukeship [Member]
Transactions with Related Party [Abstract]
Fixed management fee per month	$ 14